Note 4 - Revenue and Segmental Information - Segment Analysis (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Revenue		$ 33,647	$ 32,250
Costs of sales		(28,524)	(4,977)
Gross profit		5,123	27,273
General and administrative expenses		(12,814)	(9,316)	(279)
Gain on sale of assets		1,356
Depreciation and amortization		(1,260)	(651)
Operating (loss)/profit		(7,595)	17,306	(279)
Restructuring costs		(1,873)
Impairment of assets		(10,191)
Impairment of goodwill		(11,092)
Transaction costs			(5,800)
Finance expense - net		(3,386)	(587)
(Loss)/profit before taxation		(34,137)	10,919	(281)
Income tax expense		6,258	(5,338)
(Loss)/profit for the year		(27,879)	5,581	(281)
Assets	$ 7,906	76,312	100,836	7,906
Liabilities	(8,187)	(39,309)	(36,230)	$ (8,187)
Net assets		37,003	64,606
Solar development segment [member]
Statement Line Items [Line Items]
Revenue		1,840	26,636
Costs of sales		(1,042)	(29)
Gross profit		798	26,607
General and administrative expenses		(6,468)	(4,544)
Gain on sale of assets		1,143
Depreciation and amortization		(19)	(4)
Operating (loss)/profit		(4,546)	22,059
Restructuring costs		(964)
Impairment of assets		(10,191)
Impairment of goodwill		(11,092)
Transaction costs
Finance expense - net		(400)	(174)
(Loss)/profit before taxation		(27,193)	21,885
Income tax expense		6,291	(6,078)
(Loss)/profit for the year		(20,902)	15,807
Assets		41,270	42,235
Liabilities		(11,101)	(27,858)
Net assets		30,169	14,377
Power services segment [member]
Statement Line Items [Line Items]
Revenue		31,807	5,614
Costs of sales		(27,482)	(4,948)
Gross profit		4,325	666
General and administrative expenses		(2,173)	(598)
Gain on sale of assets		213
Depreciation and amortization		(1,233)	(646)
Operating (loss)/profit		1,132	(578)
Restructuring costs		(335)
Impairment of assets
Impairment of goodwill
Transaction costs
Finance expense - net		(1,283)	(363)
(Loss)/profit before taxation		(486)	(941)
Income tax expense		(85)	294
(Loss)/profit for the year		(571)	(647)
Assets		34,421	24,268
Liabilities		(6,473)	(4,620)
Net assets		27,948	19,648
Corporate office segment [member]
Statement Line Items [Line Items]
Revenue
Costs of sales
Gross profit
General and administrative expenses	$ (300)	(4,173)	(4,174)
Gain on sale of assets
Depreciation and amortization		(8)	(1)
Operating (loss)/profit		(4,181)	(4,454)
Restructuring costs		(574)
Impairment of assets
Impairment of goodwill
Transaction costs			(5,800)
Finance expense - net		(1,703)	(50)
(Loss)/profit before taxation		(6,458)	(10,025)
Income tax expense		52	446
(Loss)/profit for the year		(6,406)	(9,579)
Assets		621	34,333
Liabilities		(21,735)	(3,752)
Net assets		$ (21,114)	$ 30,581